Fees and Commissions (Details) - Schedule of Income and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Individuals and PYMEs [Member]
Commission income
Commissions for prepayments	$ 11,723	$ 7,072	$ 8,360
Commissions of loans with credit lines	2,887	170	323
Commissions for lines of credits and overdrafts	1,742	7,039	6,284
Commissions for guarantees and letters of credit	4,072	5,028	11,620
Commissions for card services	360,758	301,123	258,971
Commissions for management of accounts	55,495	48,336	35,933
Commissions for collections and payments	84,434	65,897	24,615
Commissions for intermediation and management of securities	1,926	2,249	3,687
Remuneration for insurance brokerage fees	60,625
Commissions for factoring operations services	126	52,757	43,995
Commissions for securitizations		313	359
Commissions for financial advice	45
Remuneration for insurance commercialization		(1,362)	1
Office banking	14,190	15,260	12,493
Fees for other services rendered	54,494	52,059	45,278
Other fees earned	66,003	47,603	38,017
Total commission income	718,520	603,544	489,936
Commission expenses
Compensation for card operation	(106,507)	94,473	69,756
Commissions for licence for use brands	(5,078)	6,679	5,370
Commissions for services linked to the credit card and prepaid cards	(16,188)	11,029	9,987
Commissions for obligations of loyalty programmes and merits for card customers	(94,316)	94,958	81,610
Fees and commissions for securities transactions		0
Office banking	(2,286)	4,772	4,237
Interbank services	(48,872)	33,658	24,230
Other fees	(68,630)	45,269	41,588
Total commission expenses	(341,877)	290,838	236,778
Total Net commission income and expenses	376,643	312,706	253,158
Companies and Institutions [Member]
Commission income
Commissions for prepayments	2,052	3,229	7,572
Commissions of loans with credit lines	10		1
Commissions for lines of credits and overdrafts	(568)	(836)	835
Commissions for guarantees and letters of credit	18,460	20,295	19,281
Commissions for card services	34,347	24,915	11,223
Commissions for management of accounts	3,232	3,011	2,496
Commissions for collections and payments	9,846	9,318	1,561
Commissions for intermediation and management of securities	598	276	355
Remuneration for insurance brokerage fees	56
Commissions for factoring operations services	565	12
Commissions for securitizations		657	418
Commissions for financial advice	5,250
Remuneration for insurance commercialization		2,894	2,297
Office banking	5,966	5,489	4,494
Fees for other services rendered	5,283	3,801	3,306
Other fees earned	9,992	9,790	6,788
Total commission income	95,089	82,851	60,627
Commission expenses
Compensation for card operation	(16,859)	9,619	5,119
Commissions for licence for use brands	(943)	620	215
Commissions for services linked to the credit card and prepaid cards	(584)	391	80
Commissions for obligations of loyalty programmes and merits for card customers	(990)	987	621
Fees and commissions for securities transactions		0
Office banking	(811)	(82)	(73)
Interbank services	(7,370)	6,026	4,338
Other fees	(2,568)	2,646	2,568
Total commission expenses	(30,125)	20,207	12,868
Total Net commission income and expenses	64,964	62,644	47,759
Global Investment Banking [Member]
Commission income
Commissions for prepayments	123	11	1,525
Commissions of loans with credit lines
Commissions for lines of credits and overdrafts	1,667	2,556	430
Commissions for guarantees and letters of credit	11,014	10,036	7,983
Commissions for card services	27,394	9,417	3,401
Commissions for management of accounts	804	845	1,149
Commissions for collections and payments	8,115	8,052	653
Commissions for intermediation and management of securities	6,830	6,874	5,790
Remuneration for insurance brokerage fees	1
Commissions for factoring operations services	549	1	3
Commissions for securitizations		761	444
Commissions for financial advice	3,980	45	29
Remuneration for insurance commercialization		3,916	12,097
Office banking	1,339	1,022	836
Fees for other services rendered	1,044	668	581
Other fees earned	6,278	6,905	2,311
Total commission income	69,138	51,109	37,232
Commission expenses
Compensation for card operation	(3,620)	1,418	1,034
Commissions for licence for use brands	(38)	51	(15)
Commissions for services linked to the credit card and prepaid cards	(62)	38	16
Commissions for obligations of loyalty programmes and merits for card customers		1	3
Fees and commissions for securities transactions	(7,426)	6,186	4,688
Office banking	(244)	(2,308)	(2,049)
Interbank services	(5,215)	7,804	5,618
Other fees	(2,076)	619	4,472
Total commission expenses	(18,681)	13,809	13,767
Total Net commission income and expenses	50,457	37,300	23,465
Others [Member]
Commission income
Commissions for prepayments	253	1,036	(1,191)
Commissions of loans with credit lines	3	63	(13)
Commissions for lines of credits and overdrafts	(21)	7	53
Commissions for guarantees and letters of credit	916	576	126
Commissions for card services	238	16,993	46
Commissions for management of accounts	7	34	3
Commissions for collections and payments	(41,483)	(29,207)	42
Commissions for intermediation and management of securities	133	620	918
Remuneration for insurance brokerage fees	829
Commissions for factoring operations services	9	(202)	(100)
Commissions for securitizations		98	2
Commissions for financial advice	6,147
Remuneration for insurance commercialization		3,914	(63)
Office banking		0
Fees for other services rendered	2	15	13
Other fees earned	(1,267)	(2,388)	7,550
Total commission income	(34,234)	(8,441)	7,386
Commission expenses
Compensation for card operation	(299)	185	509
Commissions for licence for use brands	(18)	10
Commissions for services linked to the credit card and prepaid cards	5,891	0
Commissions for obligations of loyalty programmes and merits for card customers	(236)	0	(500)
Fees and commissions for securities transactions	(1,689)	2,365	3,313
Office banking	482	0
Interbank services	321	(60)	(43)
Other fees	40,358	(5,560)	(20,839)
Total commission expenses	44,810	(3,060)	(17,560)
Total Net commission income and expenses	10,576	(5,381)	24,946
Total [Member]
Commission income
Commissions for prepayments	14,151	11,348	16,266
Commissions of loans with credit lines	2,900	233	311
Commissions for lines of credits and overdrafts	2,820	8,766	7,602
Commissions for guarantees and letters of credit	34,462	35,935	39,010
Commissions for card services	422,737	352,448	273,641
Commissions for management of accounts	59,538	52,226	39,581
Commissions for collections and payments	60,912	54,060	26,871
Commissions for intermediation and management of securities	9,487	10,019	10,750
Remuneration for insurance brokerage fees	61,511
Commissions for factoring operations services	1,249	52,568	43,898
Commissions for securitizations		1,829	1,223
Commissions for financial advice	15,422	45	29
Remuneration for insurance commercialization		9,362	14,332
Office banking	21,495	21,771	17,823
Fees for other services rendered	60,823	56,543	49,178
Other fees earned	81,006	61,910	54,666
Total commission income	848,513	729,063	595,181
Commission expenses
Compensation for card operation	(127,285)	105,695	76,418
Commissions for licence for use brands	(6,077)	7,360	5,570
Commissions for services linked to the credit card and prepaid cards	(10,943)	11,458	10,083
Commissions for obligations of loyalty programmes and merits for card customers	(95,542)	95,946	81,734
Fees and commissions for securities transactions	(9,115)	8,551	8,001
Office banking	(2,859)	2,382	2,115
Interbank services	(61,136)	47,428	34,143
Other fees	(32,916)	42,974	27,789
Total commission expenses	(345,873)	321,794	245,853
Total Net commission income and expenses	502,640	407,269	349,328
Transferred over time [Member]
Commission income
Commissions for prepayments
Commissions of loans with credit lines
Commissions for lines of credits and overdrafts	2,820	8,766	7,602
Commissions for guarantees and letters of credit	34,462	35,935	39,010
Commissions for card services	84,547	71,904	58,186
Commissions for management of accounts	59,538	46,054	39,581
Commissions for collections and payments
Commissions for intermediation and management of securities
Remuneration for insurance brokerage fees
Commissions for factoring operations services
Commissions for securitizations
Commissions for financial advice
Remuneration for insurance commercialization
Office banking	21,495	21,771	17,823
Fees for other services rendered
Other fees earned
Total commission income	202,862	184,430	162,202
Commission expenses
Compensation for card operation		12,505	9,041
Commissions for licence for use brands		5,500	4,162
Commissions for services linked to the credit card and prepaid cards		11,458	10,083
Commissions for obligations of loyalty programmes and merits for card customers		85,412	72,760
Fees and commissions for securities transactions
Office banking	(2,859)	2,382	2,115
Interbank services
Other fees
Total commission expenses	(2,859)	117,257	98,161
Total Net commission income and expenses	200,003	67,173	64,041
Transferred at a point in time [Member]
Commission income
Commissions for prepayments	14,151	11,348	16,266
Commissions of loans with credit lines	2,900	233	311
Commissions for lines of credits and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	338,190	280,544	215,455
Commissions for management of accounts		6,172
Commissions for collections and payments	36,547	38,065	12,498
Commissions for intermediation and management of securities	9,487	10,019	10,750
Remuneration for insurance brokerage fees	61,511
Commissions for factoring operations services	1,249
Commissions for securitizations		1,829	1,223
Commissions for financial advice	15,422	45	29
Remuneration for insurance commercialization		9,362	14,332
Office banking
Fees for other services rendered	60,823	56,543	49,178
Other fees earned	81,006	61,910	54,666
Total commission income	621,286	476,070	374,708
Commission expenses
Compensation for card operation	(127,285)	93,190	67,377
Commissions for licence for use brands	(6,077)	1,860	1,408
Commissions for services linked to the credit card and prepaid cards	(10,943)
Commissions for obligations of loyalty programmes and merits for card customers	(57,325)	10,534	8,974
Fees and commissions for securities transactions	(9,115)	8,551	8,001
Office banking
Interbank services	(61,136)	47,428	34,143
Other fees	(32,916)	42,974	27,789
Total commission expenses	(304,797)	204,537	147,692
Total Net commission income and expenses	316,489	271,533	227,016
Accrual model [Member]
Commission income
Commissions for prepayments
Commissions of loans with credit lines
Commissions for lines of credits and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services
Commissions for management of accounts
Commissions for collections and payments	24,365	15,995	14,373
Commissions for intermediation and management of securities
Remuneration for insurance brokerage fees
Commissions for factoring operations services		52,568	43,898
Commissions for securitizations
Commissions for financial advice
Remuneration for insurance commercialization
Office banking
Fees for other services rendered
Other fees earned
Total commission income	24,365	68,563	58,271
Commission expenses
Compensation for card operation
Commissions for licence for use brands
Commissions for services linked to the credit card and prepaid cards
Commissions for obligations of loyalty programmes and merits for card customers	(38,217)
Fees and commissions for securities transactions
Office banking
Interbank services
Other fees
Total commission expenses	(38,217)	0
Total Net commission income and expenses	$ (13,852)	$ 68,563	$ 58,271